The Group's business and general information	12 Months Ended
Jun. 30, 2022
1. The Group's business and general information

1. The Group’s business and general information

IRSA was founded in 1943, and it is engaged in diverse real estate activities in Argentina since 1991. IRSA and its subsidiaries are collectively referred to hereinafter as “the Group”. Cresud is our direct parent company, whose main shareholder is Consultores Asset Management S.A., whose final beneficiary is Eduardo Sergio Elsztain.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on October 25,2022.

As of the end of these Consolidated Financial Statements, the Group owns 15 shopping malls, 6 office buildings, three hotels and an extensive land reserve for future mixed-use developments. Additionally, the Group holds a 29.91% interest in Banco Hipotecario S.A. (BHSA), which is a leading commercial bank in the provision of mortgaged loans in Argentina. BHSA's shares are listed on the BYMA.

The Group operates and holds a majority interest (with the exception of La Ribera Shopping Center, of which it has a 50% ownership interest) in a portfolio of 14 shopping malls in Argentina, six of which are located in the Autonomous City of Buenos Aires (Abasto Shopping, Alcorta Shopping, Alto Palermo, Patio Bullrich, Dot Baires Shopping and Distrito Arcos), two in Buenos Aires province (Alto Avellaneda and Soleil Premium Outlet) and the rest are situated in different provinces (Alto Noa in the City of Salta, Alto Rosario in the City of Rosario, Mendoza Plaza in the City of Mendoza, Córdoba Shopping Villa Cabrera in the City of Córdoba, Alto Comahue in the City of Neuquén and La Ribera Shopping in the City of Santa Fe). The Group also owns the historic building where the Patio Olmos Shopping Mall is located, operated by a third party.

Likewise, the Group manages a 6 office buildings portfolio and has majority stakes in three luxury hotels including the Libertador and Intercontinental hotels in the Autonomous City of Buenos Aires and the exclusive Llao Llao resort, in the city of Bariloche, in southern Argentina. Additionally, the Group participates in the development of residential properties for sale, as well as in other investments.

Operations Center in Israel

As stated in Note 1 to the consolidated financial statements as of June 30, 2020, on September 25, 2020 the Court decreed the insolvency and liquidation of IDBD and appointed a trustee for its shares along with a custodian over DIC and Clal shares. After this decision, the Board of Directors of IDBD was removed from its functions, therefore, the Group lost control on that date. For comparability purposes and as required by IFRS 5, the results of the Israel Operations Center have been reclassified to discontinued operations for all the years presented.